Pension and other employee obligations	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Pension and other employee obligations
15. Pension and other employee obligations
Pension and other employee obligations consist of the following:

	As at
	March 31, 2022	March 31, 2021
Current:
Salaries and bonus	$93,210	$72,314
Pension	1,365	115
Withholding taxes on salary and statutory payables	11,193	10,157

Total	$105,768	$82,586

Non-current:
Pension and other obligations	$16,238	$19,589

Total	$16,238	$19,589

Employee benefit costs consist of the following:

	Year ended March 31,
	2022	2021	2020
Salaries and bonus	$608,064	$498,431	$487,246
Employee benefit plans:
Defined contribution plan	15,296	12,648	12,675
Defined benefit plan	4,339	2,839	2,634
Share-based compensation expense (Refer Note 24)	44,165	38,230	37,520

Total	$671,864	$552,148	$540,075

Employee benefit costs is recognized in the following line items in the consolidated statement of income:

	Year ended March 31,
	2022	2021	2020
Cost of revenue	$503,748	$404,431	$399,441
Selling and marketing expenses	46,614	43,601	40,816
General and administrative expenses	121,502	104,116	99,818

Total	$671,864	$552,148	$540,075

Defined contribution plan
The Company’s contributions to defined contribution plans are as follows:

	Year ended March 31,
	2022	2021	2020
India	$10,758	$8,681	$8,772
United States	2,110	1,770	1,548
United Kingdom	825	898	892
South Africa	801	596	789
Sri Lanka	567	512	480
Philippines	235	191	194

Total	$15,296	$12,648	$12,675

Defined benefit plan
The net periodic cost recognized by the Company in respect of gratuity payments under the Company’s gratuity plans covering eligible employees of the Company in India, the Philippines and Sri Lanka is as follows:

	Year ended March 31,
	2022	2021	2020
Service cost	$3,368	$2,047	$1,915
Interest on the net defined benefit liability	971	792	719

Net gratuity cost	$4,339	$2,839	$2,634

	As at
	March 2022	March 2021
Change in projected benefit obligations
Obligation at beginning of the year	$17,220	$13,524
Foreign currency translation	(790)	441
Service cost	3,368	2,047
Interest cost	1,097	869
Benefits paid	(2,374)	(1,116)
Business combinations	1,223	—
Actuarial (gain)/loss
From changes in demographic assumptions	(1,334)	1,061
From changes in financial assumptions	238	341
From actual experience compared to assumptions	(188)	53

Benefit obligation at end of the year	$18,460	$17,220

Change in plan assets
Plan assets at beginning of the year	$1,314	$1,146
Foreign currency translation	(51)	40
Expected return on plan assets	126	77
Actual contributions	2,415	1,031
Benefits paid	(2,260)	(1,023)
Business combinations	1,191	—
Actuarial gain	10	43

Plan assets at end of the year	$2,745	$1,314

Accrued pension liability
Current	$1,365	$115
Non-current	14,350	15,791

Net amount recognized	$15,715	$15,906

Present value of funded defined benefit obligation	$18,035	$16,378
Fair value of plan assets	(2,745)	(1,314)

	15,290	15,064

Present value of unfunded defined benefit obligation	$425	$842

Weighted average duration of defined benefit obligation (both funded and unfunded)	5.1 years	8.9 years
Net amount recognized relating to the Company’s India plan, Philippines plan and Sri Lanka plan was $15,336, $64 and $315 as at March 31, 2022 and was $15,131, $95 and $680 as at March 31, 2021, respectively.
The assumptions used in accounting for the gratuity plans are as follows:

	Year ended March 31,
	2022	2021	2020
Discount rate:
India	6.2% to 6.6%	6.4%	6.3% to 6.6%
Philippines	1.7%	3.1%	3.7%
Sri Lanka	16.4%	8.1%	9.8%
Rate of increase in compensation level	8.0% to 10.0%	7.0% to 8.0%	7.0% to 8.0%
Expected rate of return on plan assets	6.5% to 6.6%	6.4%	6.6%
The Company evaluates these assumptions annually based on its long-term plans of growth and industry standards. The discount rates are based on current market yields on government securities adjusted for a suitable risk premium to reflect the additional risk for high quality corporate bonds.
As at March 31, 2022, for each of the Company’s defined benefit plans, the sensitivity of the defined benefit obligation to a change in each significant actuarial assumption is as follows:

	India	Philippines	Sri Lanka
Discount rate:
Increase in discount rate by 1%	(4.7)%	(1.1)%	(5.2)%
Decrease in discount rate by 1%	5.2%	1.1%	5.8%
Rate of increase in compensation level:
Increase in salary escalation rate by 1%	3.7%	0.6%	5.7%
Decrease in salary escalation rate by 1%	(3.5)%	(0.6)%	(5.1)%
Each sensitivity amount is calculated assuming that all other assumptions are held constant. The Company is not able to predict the extent of likely future changes in these assumptions, but based on past experience, the discount rate for each plan could change by up to 1% within a
12-month
period.
As at March 31, 2022, $1,162 and $1,583 ($4 and $1,310 as at March 31, 2021) of the fund assets are invested with LIC and ALICPL, respectively. Of the funds invested with LIC, approximately 40% and 60% of the funds are invested in unquoted government securities and money market instruments, respectively. Of the funds invested with ALICPL, approximately 77% and 23% are invested in unquoted government securities and money market instruments, respectively. Since the Company’s plan assets are managed by third party fund administrators, the contributions made by the Company are pooled with the corpus of the funds managed by such fund administrators and invested in accordance with regulatory guidelines. The Company’s funding policy is to contribute to the plan amounts necessary on an actuarial basis to, at a minimum, satisfy the minimum funding requirements. Additional discretionary contributions above the minimum funding requirement can be made and are generally based on adjustment for any over or under funding.
The expected benefits are based on the same assumptions used to measure the Company’s defined benefit obligations as at March 31, 2022. The Company expects to contribute $3,029 to defined benefit plan for the year ending March 31, 2023. The maturity analysis of the Company’s defined benefit payments is as follows:

Amount
2023	$3,164
2024	3,128
2025	3,194
2026	3,195
2027	3,437
Thereafter	16,143

$32,261